Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Registrant Name	dei_EntityRegistrantName	EMPOWER FUNDS INC
CIK	dei_EntityCentralIndexKey	0000356476
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 22, 2025
Effective Date	dei_DocumentEffectiveDate	Jan. 22, 2025
Prospectus Date	rr_ProspectusDate	Apr. 30, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A